Weighted-Average Actual and Target Allocation of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 198,208	$ 212,215	$ 147,370
Pension Benefits, U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity securities	55.00%
Actual Asset Allocation	111,700	107,800
Pension Benefits, U.S. Plans | Fixed securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Fixed income securities	25.00%
Actual Asset Allocation	64,400	50,700
Pension Benefits, U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	4,549	35,040
Pension Benefits, U.S. Plans | Property and other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Other	20.00%
Actual Asset Allocation	17,600	18,700
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	137,318	141,639	112,435
Pension Benefits, Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	67,000	66,800
Target Allocation, Equity securities	42.00%
Pension Benefits, Non-U.S. Plans | Fixed securities
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	43,900	44,500
Target Allocation, Fixed income securities	51.00%
Pension Benefits, Non-U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	410	374
Target Allocation, Cash	1.00%
Pension Benefits, Non-U.S. Plans | Property and other
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	$ 26,000	$ 30,000
Target Allocation, Property and other	6.00%